Long-term investments	12 Months Ended
Dec. 31, 2023
Long-term investments
Long-term investments

8Long-term investments

Equity investments without readily determinable fair value

As of December 31, 2022, the carrying amount of the Company’s equity investments was RMB141,901.

As of December 31, 2023, the carrying amount of the Company’s equity investments was RMB112,912 (US$15,903).

In 2023, the Company disposed of its 2.5698% equity ownership of a non-listed company for a total consideration of RMB10,279 (US$1,448) and recognized a disposal loss of RMB10,754 (US$1,515), after which the Company no longer held the non-listed company’s equity ownership.

Impairment charges recognized on equity investments without readily determinable fair value was RMB25,370, RMB6,726 and RMB8,505 (US$1,198) for the years ended December 31, 2021, 2022 and 2023.

Equity method investments

In 2023, the Company acquired a 15% of equity interest in a non-listed company and has significant influence as it holds one seat out of the five board seats of the equity investee. The Company recognized its share of losses in the investee of RMB450 (US$63) for the year ended December 31, 2023 and the carrying amount of the equity method investment was nil as of December 31, 2023.